Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss and credit carryforwards	$ 107,979	$ 104,301
Operating lease liability	1,878	2,394
Accrued bonus	981	850
Accrued expenses	1,566	429
Deferred revenue	309	1,018
Equity method investment	1,243	1,031
Other	925	394
Gross deferred tax asset	114,881	110,417
Valuation allowance	(113,276)	(108,300)
Net deferred tax asset	1,605	2,117
Deferred tax liabilities:
Operating lease asset	(1,429)	(1,941)
Other	(176)	(176)
Total deferred tax liabilities	(1,605)	(2,117)
Net deferred income tax assets and liabilities:	$ 0	$ 0